INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES EXPENSES	The Company’s provision for income tax expenses consisted of:
For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
PRC income tax
Current	$-	$-
Total	$-	$-
The Company’s provision for income tax expenses consisted of:
	For the Years ended December 31,
	2024	2023	2022
PRC income tax
Current	$-	$-	$2,208
Total	$-	$-	$2,208

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Reconciliations of the income tax expenses (benefits) computed by applying the PRC statutory income tax rate of 25% to the Company’s income tax expenses of the years presented are as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Loss before income taxes	$(2,655,477)	$(3,785,383)
Tax credit at PRC corporate income tax rate of 25%	(663,869)	(946,346)
Tax effect of entity at preferential tax rate	113,303	204,555
Non-deductible expenses	218,157	186,495
Changes in valuation allowance	332,409	555,296
Total	$-	$-

Reconciliations of the income tax expenses (benefits) computed by applying the PRC statutory income tax rate of 25% to the Company’s income tax expenses of the years presented are as follows:

	For the Years ended December 31,
	2024	2023	2022

Loss before income taxes	$(30,113,504)	$(7,446,001)	$(9,766,164)
Tax credit at PRC corporate income tax rate of 25%	(7,528,376)	(1,861,500)	(2,441,541)
Tax effect of entity at preferential tax rate	1,408,447	576,274	453,498
Adjustments of impact from prior period NOL	-	248,522	-
Non-deductible expenses	3,516,242	14,467	2,237
Permanent differences	-	(83,542)	-
Changes in valuation allowance	2,603,687	1,105,779	1,988,014
Total	$-	$-	$2,208

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred tax assets consisted of the following components:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Deferred tax assets
Net operating loss carry-forwards	$7,464,122	$6,929,579
Accrued cost and expense	771,394	847,105
Impairment of inventory	204,915	-
Provision for credit loss	478,917	721,436
Provision for warranty liability	229,007	272,073
Lease expense	1,161,279	1,020,565
Impairment of Property, plant and equipment	1,586,912	1,557,410
Others	-	644
Less: valuation allowance	(11,896,546)	(11,348,812)
Deferred tax assets, net of valuation allowance	$-	$-

The Company’s deferred tax assets consisted of the following components:

	As of December 31,
	2024	2023
Deferred tax assets
Net operating loss carry-forwards	$6,929,579	$5,962,064
Accrued cost and expense	847,105	838,747
Provision from for credit loss	721,436	922,030
Provision for warranty liability	272,073	491,898
Lease expense	1,020,565	808,349
Impairment of Property, plant and equipment	1,557,410	-
Others	644	5,626
Less: valuation allowance	(11,348,812)	(9,028,714)
Deferred tax assets, net of valuation allowance	$-	$-